Share-Based Compensation - Schedule of Weighted Average Remaining Life of Options Outstanding within Stated Exercise Prices (Detail) - Stock Option Awards	12 Months Ended
Dec. 31, 2015 $ / shares shares
Options Outstanding
Number of options (in shares) | shares	813,777
Weighted average exercise price (in usd per share)	$ 56.99
Weighted average remaining contract life (in years)	5 years 1 month 6 days
Options Exercisable
Number of Options (in shares) | shares	546,842
Weighted average exercise price (in usd per share)	$ 56.54
$36.48 to $51.69
Options Outstanding
Number of options (in shares) | shares	108,856
Weighted average exercise price (in usd per share)	$ 50.05
Weighted average remaining contract life (in years)	5 years 4 months 24 days
Options Exercisable
Number of Options (in shares) | shares	70,437
Weighted average exercise price (in usd per share)	$ 49.69
Minimum exercise price (in usd per share)	36.48
Maximum exercise price (in usd per share)	$ 51.69
$51.70 to $52.88
Options Outstanding
Number of options (in shares) | shares	170,627
Weighted average exercise price (in usd per share)	$ 52.34
Weighted average remaining contract life (in years)	6 years 6 months
Options Exercisable
Number of Options (in shares) | shares	86,365
Weighted average exercise price (in usd per share)	$ 52.34
Minimum exercise price (in usd per share)	51.70
Maximum exercise price (in usd per share)	$ 52.88
$52.89 to $56.26
Options Outstanding
Number of options (in shares) | shares	133,884
Weighted average exercise price (in usd per share)	$ 54.94
Weighted average remaining contract life (in years)	4 years 3 months 18 days
Options Exercisable
Number of Options (in shares) | shares	124,397
Weighted average exercise price (in usd per share)	$ 54.89
Minimum exercise price (in usd per share)	52.89
Maximum exercise price (in usd per share)	$ 56.26
$56.27 to $59.04
Options Outstanding
Number of options (in shares) | shares	121,591
Weighted average exercise price (in usd per share)	$ 57.53
Weighted average remaining contract life (in years)	1 year 2 months 12 days
Options Exercisable
Number of Options (in shares) | shares	119,855
Weighted average exercise price (in usd per share)	$ 57.52
Minimum exercise price (in usd per share)	56.27
Maximum exercise price (in usd per share)	$ 59.04
$59.05 to $62.39
Options Outstanding
Number of options (in shares) | shares	119,583
Weighted average exercise price (in usd per share)	$ 59.92
Weighted average remaining contract life (in years)	3 years 4 months 24 days
Options Exercisable
Number of Options (in shares) | shares	116,867
Weighted average exercise price (in usd per share)	$ 59.87
Minimum exercise price (in usd per share)	59.05
Maximum exercise price (in usd per share)	$ 62.39
$62.40 to $111.71
Options Outstanding
Number of options (in shares) | shares	159,236
Weighted average exercise price (in usd per share)	$ 65.83
Weighted average remaining contract life (in years)	8 years 2 months 12 days
Options Exercisable
Number of Options (in shares) | shares	28,921
Weighted average exercise price (in usd per share)	$ 75.41
Minimum exercise price (in usd per share)	62.40
Maximum exercise price (in usd per share)	$ 111.71